Income Taxes (Details Textual) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Percent	16.50%	16.50%	16.50%
Income Tax Examination, Penalties and Interest Accrued	$ 3,187